Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

Operating Leases

Rent expense is recorded on a straight-line basis over the term of the respective lease. Total rent expense for the South San Francisco and San Diego locations was $0.3 million and $1.0 million for the three months and nine months ended September 30, 2020 and 2019, respectively.

Future minimum lease payments under non-cancelable operating leases as of September 30, 2020 were as follows (in thousands):

Operating Leases
2020 remaining three months	$478
2021	1,871
2022	686

Total minimum lease payments	$3,035

Litigation

From time to time, the Company may be involved in legal proceedings arising in the ordinary course of business. The Company believes there is no threatened litigation or litigation pending that could have, individually or in the aggregate, a material adverse effect on the Company’s financial position, results of operations or cash flows.

(9) Commitments and contingencies

Operating lease

The Company leases certain office and lab space in South San Francisco, California under a non-cancelable operating lease, with a five-year term through May 2022, and an option to renew for an additional five-year term.

In March 2019, the Company entered into a lease agreement for office space in San Diego, California under a non-cancelable operating lease with a 13-month term. In October 2019, the lease was amended to increase the office space and extend the lease term until May 2021.

Rent expense is recorded on a straight-line basis over the term of the respective lease. Total rent expense for both locations was $1.3 million for both years ended December 31, 2018 and 2019.

The future minimum lease payments required under non-cancelable leases as of December 31, 2019 are summarized as follows (in thousands):

Year ending December 31,
2020	$1,892
2021	1,871
2022	686
2023	—
2024	—

Total minimum lease payments	$4,449

Litigation

The Company, from time to time, is involved in legal proceedings, regulatory actions, claims and litigation arising in the ordinary course of business. Currently, the Company is not a defendant in any lawsuit.